Segment Reporting - Schedule of Revenues Disaggregated by Segment (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue:
Total revenue		¥ 1,097,353,393	$ 156,919,448	¥ 1,343,440,196	¥ 1,627,257,689
Operating Segments [Member]
Revenue:
Total revenue		1,097,353,393	156,919,448	1,343,440,196	1,627,257,689
Intersegment Eliminations [Member]
Revenue:
Total revenue	[1]	(1,243,984)	(177,886)	(1,707,841)	(6,284,350)
Hotel business [Member] | Operating Segments [Member]
Revenue:
Total revenue		912,348,421	130,464,088	1,066,710,224	1,191,906,073
Restaurant business [Member] | Operating Segments [Member]
Revenue:
Total revenue		186,248,956	26,633,246	278,437,813	441,635,966
Leased-and-operated hotels [Member] | Hotel business [Member] | Operating Segments [Member]
Revenue:
Total revenue		381,361,912	54,534,028	437,521,898	490,924,060
Franchised-and-managed hotels [Member]
Revenue:
Total revenue		534,451,868	76,425,600	635,360,312	705,244,948
Franchised-and-managed hotels [Member] | Hotel business [Member] | Operating Segments [Member]
Revenue:
Total revenue		528,472,018	75,570,493	625,072,856	696,321,236
Wholesale and others [Member]
Revenue:
Total revenue		74,727,172	10,685,843	111,439,245	134,198,399
Wholesale and others [Member] | Hotel business [Member] | Operating Segments [Member]
Revenue:
Total revenue		2,514,491	359,567	4,115,470	4,660,777
Wholesale and others [Member] | Restaurant business [Member] | Operating Segments [Member]
Revenue:
Total revenue		73,456,665	10,504,163	109,031,616	135,821,972
Leased-and-operated restaurants [Member] | Restaurant business [Member] | Operating Segments [Member]
Revenue:
Total revenue		106,812,441	15,273,976	159,118,741	296,890,282
Franchised-and-managed restaurants [Member] | Restaurant business [Member] | Operating Segments [Member]
Revenue:
Total revenue		¥ 5,979,850	$ 855,107	¥ 10,287,456	¥ 8,923,712

[1]	The inter segment eliminations mainly consist of labor services related to restaurant staff and prepared meals and frozen foods provided by restaurant business segment to hotel business segment.